FAIR VALUE OF INVESTMENTS	12 Months Ended
Dec. 31, 2025
EBP 039
EBP, Investment, Fair Value and NAV [Line Items]
FAIR VALUE OF INVESTMENTS	FAIR VALUE OF INVESTMENTS
The Fair Value Measurements and Disclosure Topic of the Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) establishes a valuation hierarchy for disclosure of the inputs to the valuations used to measure fair value. Classification of a financial asset or liability within the hierarchy is determined based on the lowest level input that is significant to the fair value measurement. This hierarchy prioritizes the inputs into three broad levels:
Level 1 – quoted prices in active markets for identical assets or liabilities;
Level 2 – inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly;
Level 3 – unobservable inputs based on our own assumptions used to measure assets and liabilities at fair value.
The following is a description of the valuation methodologies used for the Plan's investments measured at fair value, including the general classification of those investments:
Short-term Investments. Short-term investments represent investments held by the Plan in commingled institutional funds and are valued at the published net asset values (NAV) per unit as of the valuation date. The commingled institutional funds classified as short-term investments, known as short-term investment funds, transact daily without restriction in a manner similar to money market funds with an objective of maintaining a constant $1.00 NAV through investment in high-quality securities with short durations and are valued at the NAV per unit as of the valuation date. Although not traded on an active market, the NAV of the short term investment funds are observable.
RTX Stock Fund. The RTX Stock Fund is a unitized fund that invests primarily in shares of RTX common stock in addition to holding a small amount (generally less than 1.5% of the fund’s value) in highly liquid short-term investments, which provide readily available cash to fund participants’ distributions, loans, and investment exchanges. The value of the units credited to participants' RTX Stock Fund accounts reflects the fair value of the shares of RTX common stock as determined using the closing sales price on the valuation date plus the value of the cash position. Therefore, the unit value closely, but, because of the small cash position, not exactly, tracks the value of RTX common stock. At December 31, 2025 and 2024, the RTX Stock Fund was stated at fair value determined using the closing sales price of RTX common stock as of the valuation date plus the value of the cash position as of that date.
Mutual Funds. Shares held in mutual funds are stated at fair value using the published NAV on the last business day of each period presented. Mutual funds are traded daily without restriction.
The following tables provide the investments carried at fair value measured on a recurring basis as of December 31, 2025 and 2024:

	December 31, 2025
	Level 1	Level 2	Level 3	Total
Short-term investments	$—	$277,679	$—	$277,679
RTX common stock	22,628,626	—	—	22,628,626
Mutual funds	140,656,695	—	—	140,656,695
Total	$163,285,321	$277,679	$—	$163,563,000

	December 31, 2024
	Level 1	Level 2	Level 3	Total
Short-term investments	$—	$294,225	$—	$294,225
RTX common stock	14,780,221	—	—	14,780,221
Mutual funds	105,575,278	—	—	105,575,278
Total	$120,355,499	$294,225	$—	$120,649,724